Term Deposits - Allocation Between Company's Term Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Term Deposits [Abstract]
Term deposits	$ 72,357	$ 22,720
Total term deposits	$ 72,357	$ 22,720